COMMITMENTS - Future minimum payments of commitments (Details) $ in Thousands	Dec. 31, 2025 CAD ($)
COMMITMENTS
Commercial projects long-lead item obligations	$ 2,824
Balance as at December 31, 2025	$ 2,824